SUBSEQUENT EVENTS (Details) - ARS ($) $ in Thousands				12 Months Ended
		Apr. 15, 2026	Jan. 26, 2026	Dec. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Maturity date				November 30, 2029
Loans	[1]			$ 1,705,606,117	$ 763,127,029
Interest rate				6.50%
Subsequent Event [Member]
Subsequent Events [Abstract]
Increase in legal reserve		$ 23,030,000
Reserve for capital expenditures, acquisition of treasury shares and dividends		$ 437,569,000
Subsequent Event [Member] | Telcosur [Member]
Subsequent Events [Abstract]
Maturity date			January 25, 2027
Loans			$ 24,691,237
Interest rate			6.00%

[1]	Net of issuance expenses and issue price of Ps. 33,801,727 and Ps. 13,333,444 as of December 31, 2025 and 2024, respectively.